Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-current Assets
Schedule of other non-current assets

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Rental and industry customer deposits (1)	100,443	106,599	15,015
Prepayments	33,802	33,370	4,700
Long-term investments	6,055	1,415	199
Total other non-current assets	140,300	141,384	19,914
(1)	The Company’s rental deposits are mainly paid to landlords for its various office spaces and are refundable upon termination of the leases. Industry customer deposits consist of refundable deposits paid to industry customers and are refundable upon termination of contracts with each customer. The Company evaluated the recoverability of the deposits periodically and recorded an allowance of nil and nil for the year ended December 31, 2022 and 2023, respectively.